Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued interest	$ 15.3	$ 11.8
Accrued goods and services received, not invoiced	7.7	6.2
Accrued payroll and bonus	6.2	2.4
Other accrued expenses	31.7	31.3
Total	$ 60.9	$ 51.7